Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2015		$ 4,150,735		$ 2,815,569	$ 53,717	$ 28,286	$ 3,313	$ (108,513)	[1]	$ (23,197)		$ 1,358,363
Balance, shares at beginning of period at Dec. 31, 2015		404,039,065	404,039,000
Total comprehensive income
Net earnings		$ 195,137										195,137
OCI	[1]	43,999						43,999		43,999
Total comprehensive income		239,136						43,999	[1]	43,999		195,137
Shares issued		$ 632,547		632,547
Shares issued, shares		38,105,250	38,105,000
Share issue costs		$ (26,405)		(26,405)
DIT recovery (expense)	[1]	(542)		(542)
Shares cancelled (Note 19.1)		$ (33,126)		(16,017)								(17,109)
Shares cancelled (Note 19.1), shares		(2,295,665)	(2,295,000)
SBC expense	[1]	$ 5,060				4,326	734			5,060
Options exercised	[1]	$ 21,931		28,480		(6,549)				(6,549)
Options exercised, shares		963,250	963,000
RSUs released	[1]			378			(378)			(378)
RSUs released, shares		19,386	19,000
Warrants modification (Note 20.1)	[1]	$ 29,360			29,360					29,360
Dividends (Note 19.2)		$ (78,708)		11,904								(90,612)
Dividends (Note 19.2), shares		624,931	625,000
Realized loss on disposal of LTIs (Note 17)		$ (7,006)						7,006	[1]	7,006	[1]	(7,006)	[1]
Balance end of period at Dec. 31, 2016		$ 4,939,988		$ 3,445,914	83,077	26,063	3,669	(57,508)	[1]	55,301		1,438,773
Balance, shares at end of period at Dec. 31, 2016		441,456,217	441,456,000	441,456,217
Total comprehensive income
Net earnings		$ 57,703										57,703
OCI	[1]	17,461						17,461		17,461
Total comprehensive income		75,164						17,461	[1]	17,461		57,703
DIT recovery (expense)	[1]	65		$ 65
SBC expense	[1]	5,051				3,037	2,014			5,051
Options exercised	[1]	$ 1,330		1,631		(301)				(301)
Options exercised, shares		70,600	71,000
RSUs released	[1]			505			(505)			(505)
RSUs released, shares		21,975	22,000
Dividends (Note 19.2)		$ (121,934)		23,914								(145,848)
Dividends (Note 19.2), shares		1,175,517	1,175,000
Balance end of period at Dec. 31, 2017		$ 4,899,664		$ 3,472,029	$ 83,077	$ 28,799	$ 5,178	$ (40,047)	[1]	$ 77,007		$ 1,350,628
Balance, shares at end of period at Dec. 31, 2017		442,724,309	442,724,000	442,724,309

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.